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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.       Name and address of issuer:

                  General American Separate Account Eleven
                  700 Market St.
                  St. Louis, MO 63101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  S&P 500 Index Fund
                  Money Market Fund
                  Bond Index Fund
                  Managed Equity Fund
                  Asset Allocation Fund
                  International Index Fund
                  Mid-Cap Equity Fund
                  Small-Cap Equity Fund
                  Equity-Income Fund
                  Growth Fund
                  Overseas Fund
                  Asset Manager Fund
                  High Income Fund
                  Mid Cap Fund
                  Worldwide Hard Assets Fund
                  Worldwide Emerging Markets Fund
                  Multi-Style Equity Fund
                  Core Bond Fund
                  Aggressive Equity Fund
                  Non-US Fund
                  Income & Growth Fund
                  International Fund
                  Value Fund
                  Bond Portfolio Fund
                  Small Company Portfolio Fund
                  Large Cap Value Fund
                  Large Cap Growth Fund
                  Small Cap Value Fund
                  Small Cap Growth Fund
                  International Equity Fund
                  Emerging Markets Equity Fund
                  Core Fixed Income Fund
                  High Yield Bond Fund
                  International Fixed Income Fund
                  Emerging Markets Debt Fund
                  Janus Mid Cap Fund
                  T. Rowe Price Large Cap Growth Fund
                  T. Rowe Price Small Cap Growth Fund
                  Alger Equity Growth Series Fund
                  Janus Growth Fund



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                  Harris Oakmark Focused-Value Fund
                  Harris Oakmark Large-Cap Value Fund
                  Neuberger Bernam Mid-Cap Value Fund
                  Putnam International Stock Fund
                  Morgan Stanley EAFE Index Fund
                  MetLife Stock Index Fund
                  MetLife Mid-Cap Stock Index Fund
                  Lehman Brothers Aggregate Bond Index Fund
                  State Street Research Large-Cap Value Fund
                  State Street Research Diversified Fund
                  State Street Research Aurora Fund
                  State Street Research Money Market Fund
                  State Street Research Bond Income Fund
                  State Street Research Concentrated International Fund Russell 2000 Index Portfolio Fund
                  Davis Venture Series Fund
                  PIMCO Innovations Fund
                  PIMCO Total Return Fund
                  MFS Mid-Cap Growth Fund
                  Met/AIM Small-Cap Growth Fund
                  Met/AIM Mid-Cap Core Equity Fund
                  Growth Fund
                  Growth-Income Fund
                  Global Small-Cap Fund

3.       Investment Company Act File Number:
                  811-4901
         Securities Act File Number:
                  33-84104

4(a).    Last day of fiscal year for which this Form is filed:
                  12/31/02

4(b).    / /      Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    / /      Check box if this is the last time the issuer will be filing this Form.

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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):          $12528864
                                                                      ---------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                 $11131584
                                                                      ---------

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the
                  Commission:                                                $0
                                                                             --

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                          - $11131584
                                                                      ---------

         (v)      Net sales -- if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                          $1397280
                                                                       --------

         (vi)     Redemption credits available for use in
                  future years--if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                               $(0)
                                                                            ---

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):                        x  .0000809
                                                                    -  --------

         (viii)   Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due):          = $113.04
                                                                        -------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units
                        ---
         that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A
                           ---

7.       Interest due -- if this Form is being filed more than
         90 days after the end of the issuer's fiscal year
         (see Instruction D):                                               = 0
                                                                              -

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                     = $113.04
                                                                        -------

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: 03/19/03
                  Method of Delivery:
                                                     Wire Transfer
                                                     Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By: Tim Klopfenstein, Vice President          By: Michelle Zarrilli, Director

Date: 03/20/2003


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